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                                              May 3, 2001



BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

                        STATE FARM VARIABLE PRODUCT TRUST
                       1933 ACT REGISTRATION NO. 333-22467
                       1940 ACT REGISTRATION NO. 811-08073

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Variable Product Trust (the "Trust") certifies that:

     a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

     b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 30, 2001.

                                              Sincerely,

                                              /s/ David M. Moore

                                              David M. Moore
                                              Assistant Secretary
                                              State Farm Variable Product Trust
                                              (309) 766-1908


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